Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
April 30, 2010
VIA EDGAR
Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Bishop Street Funds: (File Nos. 033-80514 and 811-08572)
Ladies and Gentlemen:
On behalf of our client, Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 32”). The purpose of PEA No. 32 is to: (i) respond to the Staff’s comments on Post-Effective Amendment No. 31; (ii) incorporate updated financial information for the fiscal year ended December 31, 2009 for the Trust’s Dividend Value Fund, Strategic Growth Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, and U.S. Government Money Market Fund; and (iii) make other non-material changes to the Trust’s Prospectuses and Statements of Additional Information dated May 1, 2010.
I hereby certify that PEA No. 32 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding PEA No. 32, please do not hesitate to contact me at (215) 963-5110.
Sincerely,

/s/ Timothy W. Levin
Timothy W. Levin